Note 4 - Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Year Ending December 31,	Amount
2026	$313,884
2027	327,192
2028	282,211
Total remaining lease payments	923,287
Less: imputed interest	(80,117)
Total operating lease liability	843,170
Less: current portion	(263,135)
Total operating lease liability, net of current portion	$580,035